UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     April 26, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $108,966 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      437     8300 SH       Sole                     8300        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     2809    66970 SH       Sole                    66970        0        0
ANADARKO PETE CORP             COM              032511107      220     3025 SH       Sole                     3025        0        0
APPLE INC                      COM              037833100      423     1800 SH       Sole                     1800        0        0
AT&T INC                       COM              00206r102      432    16731 SH       Sole                    16731        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      236     5300 SH       Sole                     5300        0        0
BP PLC                         SPONSORED ADR    055622104      472     8275 SH       Sole                     8275        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1179    19633 SH       Sole                    19633        0        0
CELGENE CORP                   COM              151020104      465     7500 SH       Sole                     7500        0        0
CISCO SYS INC                  COM              17275r102     5659   217410 SH       Sole                   217410        0        0
COCA COLA CO                   COM              191216100      225     4100 SH       Sole                     4100        0        0
CONOCOPHILLIPS                 COM              20825c104     1254    24510 SH       Sole                    24510        0        0
CONSOLIDATED EDISON INC        COM              209115104     3312    74372 SH       Sole                    74372        0        0
DANAHER CORP DEL               COM              235851102      647     8100 SH       Sole                     8100        0        0
DEVON ENERGY CORP NEW          COM              25179m103     1222    18965 SH       Sole                    18965        0        0
EATON CORP                     COM              278058102     3279    43280 SH       Sole                    43280        0        0
EV3 INC                        COM              26928a200     2341   147585 SH       Sole                   147585        0        0
EXXON MOBIL CORP               COM              30231g102     2110    31503 SH       Sole                    31503        0        0
FPL GROUP INC                  COM              302571104      208     4300 SH       Sole                     4300        0        0
GENERAL ELECTRIC CO            COM              369604103      905    49752 SH       Sole                    49752        0        0
HANSEN MEDICAL INC             COM              411307101       52    22600 SH       Sole                    22600        0        0
HEINZ H J CO                   COM              423074103      422     9250 SH       Sole                     9250        0        0
ILLINOIS TOOL WKS INC          COM              452308109     2949    62275 SH       Sole                    62275        0        0
INTEL CORP                     COM              458140100      972    43607 SH       Sole                    43607        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3558    27738 SH       Sole                    27738        0        0
INTUITIVE SURGICAL INC         COM NEW          46120e602     1130     3245 SH       Sole                     3245        0        0
JOHNSON & JOHNSON              COM              478160104     2294    35192 SH       Sole                    35192        0        0
KIMBERLY CLARK CORP            COM              494368103      877    13950 SH       Sole                    13950        0        0
L-1 IDENTITY SOLUTIONS INC     COM              50212a106     2604   291570 SH       Sole                   291570        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2820    30780 SH       Sole                    30780        0        0
LOWES COS INC                  COM              548661107     3645   150370 SH       Sole                   150370        0        0
MEDTRONIC INC                  COM              585055106     4488    99675 SH       Sole                    99675        0        0
MICROSOFT CORP                 COM              594918104     4213   143852 SH       Sole                   143852        0        0
NEWMONT MINING CORP            COM              651639106      833    16350 SH       Sole                    16350        0        0
NIKE INC                       CL B             654106103     2237    30435 SH       Sole                    30435        0        0
OMNICOM GROUP INC              COM              681919106     2524    65025 SH       Sole                    65025        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      161    13800 SH       Sole                    13800        0        0
PENN WEST ENERGY TR            TR UNIT          707885109      319    15100 SH       Sole                    15100        0        0
PEPSICO INC                    COM              713448108     5908    89294 SH       Sole                    89294        0        0
PITNEY BOWES INC               COM              724479100     2881   117834 SH       Sole                   117834        0        0
PROCTER & GAMBLE CO            COM              742718109     4483    70848 SH       Sole                    70848        0        0
SANDRIDGE ENERGY INC           COM              80007p307      115    15000 SH       Sole                    15000        0        0
SCHLUMBERGER LTD               COM              806857108      203     3200 SH       Sole                     3200        0        0
SOUTHERN CO                    COM              842587107     2828    85290 SH       Sole                    85290        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1212    11125 SH       Sole                    11125        0        0
SYSCO CORP                     COM              871829107     3832   129915 SH       Sole                   129915        0        0
TARGET CORP                    COM              87612e106      737    14010 SH       Sole                    14010        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     6049    95890 SH       Sole                    95890        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      259     5029 SH       Sole                     5029        0        0
TIFFANY & CO NEW               COM              886547108      250     5267 SH       Sole                     5267        0        0
TRAVELERS COMPANIES INC        COM              89417e109     3985    73878 SH       Sole                    73878        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3892    52880 SH       Sole                    52880        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104     4582   147703 SH       Sole                   147703        0        0
WALGREEN CO                    COM              931422109      219     5900 SH       Sole                     5900        0        0
WELLS FARGO & CO NEW           COM              949746101     3308   106312 SH       Sole                   106312        0        0
ZIMMER HLDGS INC               COM              98956p102      290     4900 SH       Sole                     4900        0        0